Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventories - Schedule Of Inventories
Raw materials	€ 1,021	€ 893
Unfinished goods	362	201
Finished goods and products	3,001	2,971
Total	€ 4,384	€ 4,065